Supplementary Cash Flow Information (Details) - Schedule of Change in Non-Cash Operating Working Capital - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Change in Non Cash Operating Working Capital [Abstract]
Receivables	$ (215,425)	$ 30,117
Deposits and prepayments	(306,662)	27,796
Accounts payable and accrued liabilities	(256,447)	551,707
Due to a related party	(307,610)	316,180
Total changes in non-cash operating working capital	$ (1,086,144)	$ 925,800